Summary of Significant Accounting Policies (FY) (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 22, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Reverse stock split	1 for 8 reverse stock split
Variable interest entity, percentage						25.00%
Revenue							$ 1,507,000
Impairments						$ 5,000,000	$ 3,500,000
Income tax rate description						On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. The Act provides for numerous significant tax law changes and modifications with varying effective dates, which include reducing the corporate income tax rate from 35% to 21%.
Income tax rate percentage						21.00%	28.00%
Income tax benefit							$ 129,000
Noncontrolling interest		(77,000)		(77,000)		(77,000)	(73,000)
Debentures face value		8,000,000		8,000,000
License Fee [Member]
Revenue
Service and Equipment [Member]
Revenue
Completion Projects [Member]
Revenue							250,000
Services [Member]
Revenue							1,257,000
Australian Future Energy Pty Ltd [Member]
Variable interest entity, percentage						65.00%
Investment						$ 0	0
Batchfire Resources Pty Ltd [Member]
Variable interest entity, percentage						92.00%
Investment						$ 0	0
Cape River Resources Pty Ltd [Member]
Variable interest entity, percentage						63.00%
Investment						$ 0	0
Townsville Metals Infrastructure Pty Ltd [Member]
Variable interest entity, percentage						62.00%
Investment						$ 0	0
SES EnCoal Energy sp. z o. o [Member]
Variable interest entity, percentage						50.00%
Investment						$ 19,000	35,000
Yima Joint Venture [Member]
Variable interest entity, percentage						75.00%
Investment						$ 5,000,000	0
Impairments						$ 500,000	350,000
Tianwo-SES Clean Energy Technologies Limited [Member]
Variable interest entity, percentage						50.00%
Investment						$ 0	$ 0
Subsequent Event [Member]
Reverse stock split	1 for 8 reverse stock split